UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 9/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2009 (Unaudited)

Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)

Municipal Investments 100.7%
Arizona 1.5%
Arizona, Salt River Pima-Maricopa Indian Community, 0.35% *, 10/1/2025, Bank of America NA (a)	2,270,000	2,270,000
California 1.9%
California, Infrastructure & Economic Development Bank Revenue, Jserra Catholic High School, Series C, 0.34% *, 9/1/2034, Comerica Bank (a)	1,500,000	1,500,000
Orange County, CA, Water District, 0.35%, 11/5/2009	1,450,000	1,450,000

		2,950,000
Colorado 1.3%
Colorado, Postsecondary Educational Facilities Authority Revenue, Mullen High School Project, 0.44% *, 8/1/2017, Wells Fargo Bank NA (a)	1,980,000	1,980,000

Connecticut 2.6%
Connecticut, State Health & Educational Facilities Authority Revenue, Wesleyan University, Series D, 0.3% *, 7/1/2035	4,000,000	4,000,000
Delaware 1.5%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.49% *, 10/1/2028, Rabobank International (a)	2,369,100	2,369,100
Florida 5.8%
Florida, Lee Memorial Health Systems, Hospital Revenue, Series C, 0.3% *, 4/1/2033, Northern Trust Co. (a)	2,000,000	2,000,000
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series F, 0.85% *, 10/1/2026, SunTrust Bank (a)	5,800,000	5,800,000
Palm Beach County, FL, Jewish Community Campus Project Revenue, 0.48% *, 3/1/2030, Northern Trust Co. (a)	1,110,000	1,110,000

		8,910,000
Georgia 3.2%
Cobb County, GA, Tax Anticipation Notes, 1.25%, 12/31/2009	5,000,000	5,009,915
Illinois 7.5%
Channahon, IL, Morris Hospital Revenue, Series A, 0.35% *, 12/1/2023, US Bank NA (a)	1,400,000	1,400,000
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago, Series 2008-051, 144A, 1.3% *, 12/1/2028	5,385,000	5,385,000
Illinois, Development Finance Authority Revenue, Regional Organization Bank of Illinois Project, 0.95% *, 12/1/2020, Bank One NA (a)	3,000,000	3,000,000
Illinois, Finance Authority Revenue, Carle Foundation, Series C, 0.3% *, 2/15/2033, Northern Trust Co. (a)	1,800,000	1,800,000

		11,585,000
Indiana 1.3%
Indiana, Health Facility Financing Authority Revenue, Clark Memorial Hospital, Series A, 0.45% *, 4/1/2024, Bank One NA (a)	2,000,000	2,000,000
Iowa 0.7%
Iowa, Finance Authority Small Business Development Revenue, Corporate Center Associates LP Project, 0.54% *, 9/1/2015, Wells Fargo Bank NA (a)	1,000,000	1,000,000
Kentucky 8.2%
Jeffersontown, KY, Lease Program Revenue, Kentucky League of Cities Funding Trust, 0.31% *, 3/1/2030, US Bank NA (a)	2,710,000	2,710,000
Lexington-Fayette Urban County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 0.37% *, 7/1/2019, Bank One Kentucky NA (a)	1,265,000	1,265,000
Mason County, KY, Pollution Control Revenue, East Kentucky Power Cooperative:
Series B-1, 1.08% *, 10/15/2014	2,045,000	2,045,000
Series B-2, 1.08% *, 10/15/2014	1,400,000	1,400,000
Series B-3, 1.08% *, 10/15/2014	5,240,000	5,240,000

		12,660,000
Maryland 3.5%
Maryland, State & Local Facilities, Series A, 5.25%, 3/1/2010	1,545,000	1,575,480
Maryland, State Economic Development Corp. Revenue, YMCA of Central Maryland Project, 0.34% *, 4/1/2031, Branch Banking & Trust (a)	3,800,000	3,800,000

		5,375,480
Massachusetts 6.1%
Massachusetts, Macon Trust, Series 2007-310, 144A, 0.9% *, 6/15/2012, Bank of America NA (a)	3,375,000	3,375,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 0.29% *, 9/1/2041, TD Bank NA (a)	4,000,000	4,000,000

Massachusetts, State Health & Educational Facilities Authority Revenue, Hillcrest Extended Care, Series A, 0.31% *, 10/1/2026, Bank of America NA (a)	2,040,000	2,040,000

		9,415,000
Michigan 0.5%
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Spring Arbor University, 0.4% *, 11/1/2030, Comerica Bank (a)	780,000	780,000
Minnesota 5.3%
Big Lake, MN, Independent School District No. 727, Aid Anticipation Certificates of Indebtedness, Series B, 2.0%, 9/13/2010	3,955,000	4,007,192
Minneapolis, MN, Special School District No. 001, Series A, 4.0%, 2/1/2010 (b)	2,790,000	2,821,586
Minnesota, State General Obligation, Prerefunded 6/1/2010 @ 100, 5.625%, 6/1/2019	1,280,000	1,323,581

		8,152,359
Mississippi 2.0%
Mississippi, State General Obligation, 5.0%, 12/1/2009	3,000,000	3,021,710
New Jersey 1.3%
Brick Township, NJ, Bond Anticipation Notes, 2.0%, 9/30/2010	2,000,000	2,029,758
New Mexico 2.6%
University of New Mexico, Systems Improvement Revenues, 0.37% *, 6/1/2026	4,000,000	4,000,000
New York 6.5%
New York, State Dormitory Authority Revenues, Non State Supported Debt, United Health Hospitals:
3.0%, 2/1/2010 (c)	535,000	538,761
3.0%, 8/1/2010 (c)	620,000	630,528
New York, State General Obligation, Series A, 0.65% *, 3/13/2020, Dexia Credit Local (a)	3,000,000	3,000,000
New York, State Urban Development Corp. Revenue, Series 2008-053, 144A, 1.3% *, 3/15/2023, Dexia Credit Local (a)	1,995,000	1,995,000
New York City, NY, Transitional Finance Authority, Series 2B, 0.36% *, 11/1/2022	1,450,000	1,450,000
Port Authority of New York & New Jersey, Series 2003-B, 0.35%, 10/7/2009	2,360,000	2,360,000

		9,974,289
Ohio 4.8%
Butler County, OH, Healthcare Facilities Revenue, Lifesphere Project, Series H, 0.35% *, 5/1/2030, US Bank NA (a)	3,425,000	3,425,000
Cuyahoga County, OH, Bond Anticipation Notes, 1.5%, 5/13/2010	4,000,000	4,014,582

		7,439,582
Pennsylvania 1.3%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.31% *, 11/1/2039, PNC Bank NA (a)	2,000,000	2,000,000
Puerto Rico 2.1%
Commonwealth of Puerto Rico, Special Obligation, Series 2009-1211X, 0.35% *, 10/1/2018	3,200,000	3,200,000
South Carolina 2.0%
Spartanburg County, SC, School District No. 007, Bond Anticipation Notes, 2.0%, 3/12/2010	3,000,000	3,015,845
South Dakota 3.2%
South Dakota, Conservancy District Revenue, State Revolving Fund Program, 0.7% *, 8/1/2029	5,000,000	5,000,000
Tennessee 2.3%
Jackson, TN, Energy Authority, Water Systems Revenue, 0.25% *, 12/1/2023, US Bank NA (a)	3,500,000	3,500,000
Texas 13.1%
Houston, TX, Utility Systems Revenue, Series B3, 0.5% *, 5/15/2034, Bank of America NA, Bank of New York Mellon Corp., Dexia Credit Local & State Street Bank & Trust Co. (a)	1,535,000	1,535,000

Longview, TX, Independent School District, Series 3059, 144A, 0.35% *, 2/15/2016	2,290,000	2,290,000
Lubbock, TX, Independent School District, School Building, 0.35% *, 2/1/2030	650,000	650,000
North East, TX, Independent School District, Series 2355, 144A, 0.35% *, 8/1/2015	1,180,000	1,180,000
Tarrant County, TX, Health Facilities Development Corp. Revenue, Cumberland Rest, Inc. Project, 0.5% *, 8/15/2036, HSH Nordbank AG (a)	5,500,000	5,500,000
Texas, State Tax & Revenue Anticipation Notes, 2.5%, 8/31/2010	4,000,000	4,073,920
University of Texas, Systems Revenue, Series F, 0.3%, 12/7/2009	5,000,000	5,000,000

		20,228,920
Utah 0.9%
Utah, Housing Corp., Single Family Mortgage Revenue, Series 3, 0.5% *, Mandatory Put 12/18/2009 @ 100, 7/1/2040	1,400,000	1,400,000
Virginia 4.8%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster-Canterbury, 0.34% *, 10/1/2037, Branch Banking & Trust (a)	4,940,000	4,940,000
Virginia, College Building Authority, Educational Facilities Revenue, University of Richmond, Series B, 0.8% *, Mandatory Put 2/1/2010 @ 100, 2/26/2039	2,500,000	2,500,000

		7,440,000
Washington 1.0%
King County, WA, Housing Authority Revenue, Summerfield Apartments Project, 0.38% *, 9/1/2035, US Bank NA (a)	1,615,000	1,615,000
Wisconsin 0.6%
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Series C, 0.35% *, 4/1/2028, US Bank NA (a)	1,000,000	1,000,000
Wyoming 1.3%
Platte County, WY, Pollution Control Revenue, Tri-State Generation & Transmission Association, Inc., Series A, 0.8% *, 7/1/2014, National Rural Utilities Cooperative Finance Corp. (a)	2,000,000	2,000,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $155,321,958) †	100,.7	155,321,958
Other Assets and Liabilities, Net	(0.7)	(1,025,977)

Net Assets	100.0	154,295,981

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2009.

†	The cost for federal income tax purposes was $155,321,958.
(a)	Security incorporates a letter of credit from the bank listed.
(b)	Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
Financial Security Assurance, Inc.		1.8
Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(c)	When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(d)	$ —	$ 155,321,958	$ —	$ 155,321,958
Total	$ —	$ 155,321,958	$ —	$ 155,321,958
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 19, 2009